OTHER NON-CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of other non-current assets

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Zimbabwe lithium deposits (i)	247,420	254,054	34,959
Others	110	184	25

Total	247,530	254,238	34,984

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Zimbabwe lithium deposits (i)	—	247,420	34,953
Others	4	110	16

Total	4	247,530	34,969
(i) Please refer to Note 25 (b) for more details.